UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for

Fidelity® Advisor New Insights Fund Class A Class T Class B Class C Institutional Class

September 30, 2005

1.808768.101 ANIF QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 90.2%
	Shares	Value (000s)

CONSUMER DISCRETIONARY – 7.2%
Auto Components 0.1%
Bridgestone Corp.	52,000	$1,121
Continental AG	8,800	723
Midas, Inc. (a)	100,000	1,988
		3,832
Automobiles – 0.5%
Honda Motor Co. Ltd.	9,100	517
Toyota Motor Corp.	336,900	15,560
		16,077
Distributors – 0.1%
Li & Fung Ltd.	772,000	1,786
Diversified Consumer Services – 0.2%
Educate, Inc.	23,900	359
Education Management Corp. (a)	51,300	1,654
Laureate Education, Inc. (a)	34,700	1,699
Weight Watchers International, Inc. (a)	26,700	1,377
		5,089
Hotels, Restaurants & Leisure 2.5%
Ambassadors Group, Inc.	26,038	581
Aristocrat Leisure Ltd.	478,300	4,323
Boyd Gaming Corp.	72,000	3,105
Cosi, Inc. (a)	30,500	300
Domino’s Pizza, Inc.	92,000	2,145
Four Seasons Hotels, Inc. (ltd. vtg.)	28,000	1,598
Hilton Group PLC	150,470	835
Kerzner International Ltd. (a)	14,000	778
Las Vegas Sands Corp.	75,400	2,481
Life Time Fitness, Inc. (a)	14,200	471
MGM MIRAGE (a)	111,000	4,858
Panera Bread Co. Class A (a)	131,664	6,739
Papa John’s International, Inc. (a)	149,759	7,506
Penn National Gaming, Inc. (a)	8,600	268
Ruth’s Chris Steak House, Inc.	15,400	283
Shuffle Master, Inc. (a)	51,700	1,366
Starbucks Corp. (a)	154,400	7,735
Station Casinos, Inc.	324,000	21,501
Texas Roadhouse, Inc. Class A	75,000	1,118
The Cheesecake Factory, Inc. (a)	8,000	250
Wynn Resorts Ltd. (a)	75,800	3,422
		71,663

Quarterly Report	2

Common Stocks continued
		Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Household Durables – 0.3%
D.R. Horton, Inc.		7,900	$286
Fortune Brands, Inc.		20,600	1,675
Fourlis Holdings SA		500,000	4,124
Garmin Ltd.		2,700	183
Matsushita Electric Industrial Co. Ltd.		85,000	1,454
Technical Olympic USA, Inc.		25,400	664
			8,386
Internet & Catalog Retail 0.1%
Blue Nile, Inc. (a)		21,500	680
Coldwater Creek, Inc. (a)		55,500	1,400
Expedia, Inc., Delaware (a)		52,250	1,035
Stamps.com, Inc. (a)		100	2
			3,117
Media – 0.7%
Citadel Broadcasting Corp. (a)		7,700	106
Getty Images, Inc. (a)		37,700	3,244
Harte-Hanks, Inc.		42,900	1,134
Interactive Data Corp.		10,900	247
McGraw Hill Companies, Inc.		36,800	1,768
Morningstar, Inc.		6,200	198
Pearson PLC		95,900	1,115
Rogers Communications, Inc. Class B (non-vtg.)		43,700	1,720
Sirius Satellite Radio, Inc. (a)		1,492,300	9,775
VistaPrint Ltd.		25,600	390
Vivendi Universal SA sponsored ADR		8,700	285
XM Satellite Radio Holdings, Inc. Class A (a)		31,200	1,120
			21,102
Multiline Retail – 0.3%
Marks & Spencer Group PLC		63,000	417
Target Corp.		173,100	8,989
			9,406
Specialty Retail – 1.7%
Bakers Footwear Group, Inc. (a)		138,800	2,082
Bed Bath & Beyond, Inc. (a)		48,300	1,941
Best Buy Co., Inc.		80,950	3,524
Charming Shoppes, Inc. (a)		17,900	191
Chico’s FAS, Inc. (a)		128,500	4,729
Circuit City Stores, Inc.		24,600	422
DSW, Inc. Class A		2,200	47

	3		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Genesco, Inc. (a)	15,300	$570
Guitar Center, Inc. (a)	3,000	166
Hennes & Mauritz AB (H&M) (B Shares)	58,100	2,073
Inditex SA	9,700	285
Lowe’s Companies, Inc.	30,400	1,958
New York & Co., Inc.	44,500	730
Office Depot, Inc. (a)	224,500	6,668
Shoe Carnival, Inc. (a)	200,000	3,182
Staples, Inc.	269,600	5,748
Urban Outfitters, Inc. (a)	435,600	12,807
Volcom, Inc.	28,200	790
Wet Seal, Inc. Class A (a)	351,100	1,580
Zumiez, Inc.	7,800	255
		49,748
Textiles, Apparel & Luxury Goods – 0.7%
Asics Corp.	380,000	3,230
Burberry Group PLC	349,400	2,663
Carter’s, Inc. (a)	21,100	1,198
Coach, Inc. (a)	241,800	7,583
Hartmarx Corp. (a)	299,500	1,962
Polo Ralph Lauren Corp. Class A	56,400	2,837
Quiksilver, Inc. (a)	1,300	19
		19,492

TOTAL CONSUMER DISCRETIONARY		209,698

CONSUMER STAPLES 4.0%
Beverages – 1.0%
Diageo PLC sponsored ADR	70,100	4,067
Hansen Natural Corp. (a)	2,000	94
Jones Soda Co. (a)	310,890	1,710
PepsiCo, Inc.	400,500	22,712
		28,583
Food & Staples Retailing – 1.0%
Tesco PLC	52,985	289
United Natural Foods, Inc. (a)	38,200	1,351
Wal-Mart de Mexico SA de CV Series V	174,739	889

Quarterly Report

4

Common Stocks continued
		Shares	Value (000s)

CONSUMER STAPLES – continued
Food & Staples Retailing – continued
Walgreen Co.		373,000	$16,207
Whole Foods Market, Inc.		73,085	9,826
			28,562
Food Products 0.7%
Diamond Foods, Inc.		6,200	106
Hershey Co.		68,200	3,840
Kellogg Co.		37,100	1,711
Lindt & Spruengli AG		93	1,538
Nestle SA (Reg.)		9,090	2,662
TreeHouse Foods, Inc. (a)		151,500	4,072
Wm. Wrigley Jr. Co.		94,000	6,757
			20,686
Household Products – 1.0%
Procter & Gamble Co.		503,600	29,944
Personal Products 0.3%
Gillette Co.		125,300	7,292
Herbalife Ltd.		27,200	820
			8,112

TOTAL CONSUMER STAPLES			115,887

ENERGY 16.8%
Energy Equipment & Services – 1.4%
Dresser-Rand Group, Inc.		8,700	214
ENSCO International, Inc.		13,000	606
Fugro NV (Certificaten Van Aandelen) unit		26,100	788
Halliburton Co.		181,500	12,436
Hornbeck Offshore Services, Inc. (a)		28,000	1,026
Noble Corp.		23,400	1,602
Schlumberger Ltd. (NY Shares)		252,700	21,323
Smith International, Inc.		10,984	366
Tenaris SA sponsored ADR		4,700	648
			39,009
Oil, Gas & Consumable Fuels – 15.4%
Alon USA Energy, Inc.		2,100	51
Apache Corp.		26,100	1,963
BG Group PLC sponsored ADR		157,200	7,497
Bill Barrett Corp.		49,500	1,823
Blackrock Ventures, Inc. (a)		433,600	3,860

	5		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
BP PLC sponsored ADR		267,400	$18,945
Burlington Resources, Inc.		163,400	13,288
Canadian Natural Resources Ltd.		91,300	4,123
Canadian Oil Sands Trust unit		17,500	1,933
CNX Gas Corp. (a)(e)		17,900	367
CONSOL Energy, Inc.		182,100	13,889
Devon Energy Corp.		126,900	8,710
EnCana Corp.		1,814,900	105,919
Encore Acquisition Co. (a)		99,738	3,875
EOG Resources, Inc.		261,300	19,571
Exxon Mobil Corp.		846,900	53,812
Foundation Coal Holdings, Inc.		5,200	200
Highpine Oil & Gas Ltd.		14,500	297
Imperial Oil Ltd.		7,700	888
KCS Energy, Inc. (a)		24,900	685
Murphy Oil Corp.		374,500	18,676
Noble Energy, Inc.		87,716	4,114
Peabody Energy Corp.		58,700	4,951
PetroChina Co. Ltd. sponsored ADR		120,000	10,004
Petroleo Brasileiro SA Petrobras sponsored ADR (a)		44,300	3,167
Plains Exploration & Production Co. (a)		28,300	1,212
ProEx Energy Ltd. (a)		10,800	167
Quicksilver Resources, Inc. (a)		279,150	13,341
Range Resources Corp.		25,800	996
Sasol Ltd.		71,700	2,776
Sasol Ltd. sponsored ADR		15,000	580
Southwestern Energy Co. (a)		18,000	1,321
Talisman Energy, Inc.		117,500	5,749
Total SA sponsored ADR		92,800	12,604
Ultra Petroleum Corp. (a)		441,900	25,135
Valero Energy Corp.		663,317	74,995
XTO Energy, Inc.		150,400	6,816
			448,300

TOTAL ENERGY			487,309

FINANCIALS – 9.8%
Capital Markets 1.5%
Charles Schwab Corp.		725,000	10,462
E*TRADE Financial Corp. (a)		127,100	2,237

Quarterly Report	6

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – continued
Capital Markets continued
Goldman Sachs Group, Inc.	109,000	$13,252
Janus Capital Group, Inc.	34,600	500
Lazard Ltd. Class A	19,400	491
Legg Mason, Inc.	31,000	3,400
Lehman Brothers Holdings, Inc.	119,000	13,861
		44,203
Commercial Banks – 0.9%
Allied Irish Banks PLC	100,900	2,154
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	2,400	285
Bank of the Ozarks, Inc.	39,100	1,342
Center Financial Corp., California	50,000	1,175
HDFC Bank Ltd.	85,593	1,334
HDFC Bank Ltd. sponsored ADR	5,500	282
HSBC Holdings PLC sponsored ADR	3,602	293
M&T Bank Corp.	104,600	11,057
Marshall & Ilsley Corp.	28,700	1,249
Uniao de Bancos Brasileiros SA (Unibanco) GDR	51,000	2,683
Wells Fargo & Co.	80,900	4,738
		26,592
Consumer Finance – 0.9%
American Express Co.	303,600	17,439
SLM Corp.	136,800	7,338
		24,777
Diversified Financial Services – 0.4%
Archipelago Holdings, Inc. (a)	14,400	574
Brascan Corp. Class A (ltd. vtg.)	21,850	1,018
Chicago Mercantile Exchange Holdings, Inc. Class A	9,100	3,069
Moody’s Corp.	141,800	7,243
		11,904
Insurance – 4.9%
ACE Ltd.	11,600	546
AFLAC, Inc.	42,300	1,916
Allstate Corp.	369,300	20,419
American International Group, Inc.	151,500	9,387
Arch Capital Group Ltd. (a)	3,800	188
Assurant, Inc.	120,800	4,598
Axis Capital Holdings Ltd.	155,000	4,419
Berkshire Hathaway, Inc. Class A (a)	333	27,306
Everest Re Group Ltd.	97,300	9,526

7		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

FINANCIALS – continued
Insurance – continued
Fidelity National Financial, Inc.		23,100	$1,028
Genworth Financial, Inc. Class A (non-vtg.)		58,600	1,889
Loews Corp.		35,100	3,244
Markel Corp. (a)		1,300	430
Mercury General Corp.		17,600	1,056
MetLife, Inc.		375,400	18,706
MetLife, Inc. unit		80,000	2,246
Platinum Underwriters Holdings Ltd.		10,400	311
ProAssurance Corp. (a)		5,000	233
Progressive Corp.		97,900	10,257
Prudential Financial, Inc.		112,400	7,594
The Chubb Corp.		66,000	5,910
The St. Paul Travelers Companies, Inc.		123,100	5,523
W.R. Berkley Corp.		57,174	2,257
White Mountains Insurance Group Ltd.		4,405	2,661
			141,650
Real Estate 0.8%
CB Richard Ellis Group, Inc. Class A (a)		97,100	4,777
CBL & Associates Properties, Inc.		33,400	1,369
Equity Office Properties Trust		98,500	3,222
Equity Residential (SBI)		28,200	1,067
General Growth Properties, Inc.		59,800	2,687
Global Signal, Inc.		69,900	3,127
Mitsui Fudosan Co. Ltd.		73,000	1,106
Vornado Realty Trust		56,000	4,851
			22,206
Thrifts & Mortgage Finance – 0.4%
Golden West Financial Corp., Delaware		194,500	11,551
Hudson City Bancorp, Inc.		75,000	893
			12,444

TOTAL FINANCIALS			283,776

HEALTH CARE – 15.0%
Biotechnology – 4.7%
Actelion Ltd. (Reg.) (a)		156,900	16,913
Affymetrix, Inc. (a)		28,800	1,331
Amgen, Inc. (a)		95,300	7,593
Amylin Pharmaceuticals, Inc. (a)		94,200	3,277

Quarterly Report	8

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Biotechnology – continued
Anadys Pharmaceuticals, Inc. (a)	48,000	$512
Celgene Corp. (a)	68,400	3,715
Genentech, Inc. (a)	956,600	80,555
Genzyme Corp. (a)	54,100	3,876
Gilead Sciences, Inc. (a)	204,400	9,967
GTx, Inc. (a)	25,000	233
Invitrogen Corp. (a)	11,500	865
Keryx Biopharmaceuticals, Inc. (a)	26,700	421
MannKind Corp. (a)	208,006	2,847
MannKind Corp. warrants 8/3/10 (a)(h)	29,881	246
MedImmune, Inc. (a)	50,600	1,703
Neurocrine Biosciences, Inc. (a)	33,400	1,643
Protein Design Labs, Inc. (a)	100	3
Seattle Genetics, Inc. (a)	25,800	135
Techne Corp. (a)	27,100	1,544
ViaCell, Inc.	87,800	509
		137,888
Health Care Equipment & Supplies – 3.7%
Advanced Neuromodulation Systems, Inc. (a)	105,600	5,012
Alcon, Inc.	86,000	10,998
American Medical Systems Holdings, Inc. (a)	6,000	121
Arthrocare Corp. (a)	6,500	261
Bausch & Lomb, Inc.	8,900	718
C.R. Bard, Inc.	63,000	4,160
China Medical Technologies, Inc. sponsored ADR	15,800	348
DENTSPLY International, Inc.	80,500	4,349
DJ Orthopedics, Inc. (a)	111,400	3,224
ev3, Inc.	3,100	58
Fisher Scientific International, Inc. (a)	2,404	149
Foxhollow Technologies, Inc.	63,500	3,023
Gen-Probe, Inc. (a)	69,100	3,417
Given Imaging Ltd. (a)	2,600	63
Hologic, Inc. (a)	15,400	889
Hospira, Inc. (a)	45,400	1,860
Intuitive Surgical, Inc. (a)	159,100	11,660
IRIS International, Inc. (a)	477,500	8,805
Kinetic Concepts, Inc. (a)	21,200	1,204
Kyphon, Inc. (a)	122,800	5,396
LifeCell Corp. (a)	1,200	26

9 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Medtronic, Inc.	231,700	$12,424
Mentor Corp.	40,100	2,206
Millipore Corp. (a)	3,500	220
NeuroMetrix, Inc. (a)	25,400	756
Nobel Biocare Holding AG (Switzerland)	18,935	4,463
NuVasive, Inc. (a)	63,800	1,196
ResMed, Inc. (a)	14,600	1,163
Respironics, Inc. (a)	13,100	553
Somanetics Corp. (a)	44,500	1,113
St. Jude Medical, Inc. (a)	250,000	11,700
Stryker Corp.	13,000	643
Sybron Dental Specialties, Inc. (a)	6,900	287
Syneron Medical Ltd. (a)	25,600	935
Synthes, Inc.	22,529	2,636
Waters Corp. (a)	18,400	765
		106,801
Health Care Providers & Services – 4.1%
Aetna, Inc.	575,100	49,539
American Healthways, Inc. (a)	51,900	2,201
Caremark Rx, Inc. (a)	129,800	6,481
Express Scripts, Inc. (a)	11,200	697
Health Net, Inc. (a)	51,900	2,456
Matria Healthcare, Inc. (a)	3,100	117
Merge Technologies, Inc. (a)	17,300	296
Patterson Companies, Inc. (a)	171,100	6,849
UnitedHealth Group, Inc.	792,200	44,522
VCA Antech, Inc. (a)	15,200	388
WebMD Corp. (a)	9,200	102
WebMD Health Corp. Class A	5,200	128
WellPoint, Inc. (a)	80,300	6,088
		119,864
Pharmaceuticals – 2.5%
Adams Respiratory Therapeutics, Inc.	5,200	168
Atherogenics, Inc. (a)	100,000	1,603
Barr Pharmaceuticals, Inc. (a)	5,300	291
Endo Pharmaceuticals Holdings, Inc. (a)	22,700	605
IVAX Corp. (a)	50,400	1,329
Kos Pharmaceuticals, Inc. (a)	26,500	1,774
New River Pharmaceuticals, Inc. (a)	4,200	201

Quarterly Report

10

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Novartis AG sponsored ADR	86,400	$4,406
Roche Holding AG (participation certificate)	343,285	47,695
Salix Pharmaceuticals Ltd. (a)	12,900	274
Sanofi-Aventis sponsored ADR	57,000	2,368
Schering-Plough Corp.	386,000	8,125
Teva Pharmaceutical Industries Ltd. sponsored ADR	78,200	2,613
		71,452

TOTAL HEALTH CARE		436,005

INDUSTRIALS – 6.5%
Aerospace & Defense – 0.3%
L 3 Communications Holdings, Inc.	12,700	1,004
Precision Castparts Corp.	82,300	4,370
Rockwell Collins, Inc.	15,900	768
United Technologies Corp.	33,500	1,737
		7,879
Air Freight & Logistics – 0.5%
C.H. Robinson Worldwide, Inc.	236,586	15,170
UTI Worldwide, Inc.	6,400	497
		15,667
Airlines – 0.2%
Republic Airways Holdings, Inc. (a)	50,600	724
Ryanair Holdings PLC sponsored ADR (a)	113,200	5,154
Southwest Airlines Co.	22,100	328
		6,206
Commercial Services & Supplies – 0.3%
ACCO Brands Corp. (a)	10,270	290
Advisory Board Co. (a)	8,500	442
Aramark Corp. Class B	28,200	753
Corporate Executive Board Co.	4,600	359
Equifax, Inc.	27,800	971
Herman Miller, Inc.	19,900	603
HNI Corp.	3,900	235
PHH Corp. (a)	14,970	411
Resources Connection, Inc. (a)	111,900	3,316
Robert Half International, Inc.	65,200	2,320
		9,700

11 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – continued
Construction & Engineering – 0.2%
Jacobs Engineering Group, Inc. (a)	86,500	$5,830
URS Corp. (a)	34,300	1,385
		7,215
Electrical Equipment – 1.2%
American Power Conversion Corp.	256,800	6,651
Cooper Industries Ltd. Class A	145,100	10,032
Energy Conversion Devices, Inc. (a)	103,600	4,650
Evergreen Solar, Inc. (a)	376,700	3,515
Motech Industries, Inc.	230,935	3,305
NEOMAX Co. Ltd.	35,000	1,000
Roper Industries, Inc.	12,200	479
SolarWorld AG	25,600	3,823
Ultralife Batteries, Inc. (a)	53,100	686
		34,141
Industrial Conglomerates – 0.1%
Hutchison Whampoa Ltd.	257,000	2,659
Machinery – 2.9%
A.S.V., Inc. (a)	53,000	1,200
Accuride Corp.	53,800	743
Bucyrus International, Inc. Class A	15,600	766
Caterpillar, Inc.	409,900	24,082
Cummins, Inc.	80,500	7,083
Danaher Corp.	413,900	22,280
FreightCar America, Inc.	174,700	7,124
IDEX Corp.	49,500	2,106
Joy Global, Inc.	112,250	5,664
PACCAR, Inc.	170,950	11,606
Timken Co.	16,200	480
Trinity Industries, Inc.	6,800	275
		83,409
Road & Rail 0.4%
Canadian National Railway Co.	85,500	6,067
CSX Corp.	11,800	548
Knight Transportation, Inc.	26,620	648
Landstar System, Inc.	78,500	3,142
		10,405
Trading Companies & Distributors – 0.4%
Fastenal Co.	9,600	586

Quarterly Report

12

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – continued
Trading Companies & Distributors – continued
Mitsui & Co. Ltd.	755,000	$9,518
UAP Holding Corp.	64,900	1,175
		11,279

TOTAL INDUSTRIALS		188,560

INFORMATION TECHNOLOGY – 19.7%
Communications Equipment – 1.9%
Comverse Technology, Inc. (a)	139,900	3,675
Corning, Inc. (a)	351,700	6,798
ECI Telecom Ltd. (a)	126,300	1,055
Foxconn International Holdings Ltd.	478,000	518
Harris Corp.	7,000	293
Ixia (a)	513,500	7,554
Motorola, Inc.	526,400	11,628
Nice Systems Ltd. sponsored ADR (a)	12,000	542
Nokia Corp. sponsored ADR	192,700	3,259
Nortel Networks Corp. (a)	235,800	769
QUALCOMM, Inc.	236,900	10,601
Research In Motion Ltd. (a)	49,100	3,349
SiRF Technology Holdings, Inc. (a)	65,600	1,977
Sonus Networks, Inc. (a)	269,100	1,561
		53,579
Computers & Peripherals – 3.9%
Apple Computer, Inc. (a)	1,051,100	56,349
Dell, Inc. (a)	20,700	708
EMC Corp. (a)	215,000	2,782
Hewlett-Packard Co.	1,351,800	39,473
Logitech International SA sponsored ADR (a)	45,500	1,854
Network Appliance, Inc. (a)	391,600	9,297
SanDisk Corp. (a)	64,500	3,112
		113,575
Electronic Equipment & Instruments – 0.7%
Agilent Technologies, Inc. (a)	48,500	1,588
Amphenol Corp. Class A	40,400	1,630
Cogent, Inc.	35,500	843
FLIR Systems, Inc. (a)	156,382	4,626
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,006,104	4,684
Hoya Corp.	3,600	120

13 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Hoya Corp. New		10,800	$370
Itron, Inc. (a)		4,700	215
LoJack Corp. (a)		300,000	6,342
Nidec Corp.		3,900	234
Nidec Corp. New		3,900	231
			20,883
Internet Software & Services – 6.0%
Akamai Technologies, Inc. (a)		30,100	480
Equinix, Inc. (a)		10,377	432
Google, Inc. Class A (sub. vtg.) (a)		433,000	137,029
iVillage, Inc. (a)		58,300	423
NetEase.com, Inc. sponsored ADR (a)		20,500	1,845
Openwave Systems, Inc. (a)		43,400	780
PlanetOut, Inc.		5,500	46
ValueClick, Inc. (a)		17,200	294
Websense, Inc. (a)		4,743	243
WebSideStory, Inc.		395,600	7,010
Yahoo!, Inc. (a)		780,000	26,395
			174,977
IT Services – 1.4%
Certegy, Inc.		3,900	156
Cognizant Technology Solutions Corp. Class A (a)		86,414	4,026
Fiserv, Inc. (a)		78,000	3,578
Global Payments, Inc.		46,800	3,637
Infosys Technologies Ltd. sponsored ADR		151,600	11,261
Paychex, Inc.		14,300	530
SRA International, Inc. Class A (a)		187,400	6,649
TALX Corp.		275,000	9,017
Telvent GIT SA		800	9
VeriFone Holdings, Inc.		95,600	1,923
Wright Express Corp.		17,000	367
			41,153
Office Electronics – 0.1%
Canon, Inc.		26,800	1,454
Semiconductors & Semiconductor Equipment – 4.1%
Advanced Analogic Technologies, Inc.		76,500	856
Advanced Micro Devices, Inc. (a)		56,300	1,419
Broadcom Corp. Class A (a)		152,600	7,158
Hittite Microwave Corp.		2,600	53

Quarterly Report	14

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Marvell Technology Group Ltd. (a)	1,458,100	$67,233
MediaTek, Inc.	66,000	623
MEMC Electronic Materials, Inc. (a)	41,400	944
Microchip Technology, Inc.	34,200	1,030
National Semiconductor Corp.	28,700	755
NVIDIA Corp. (a)	197,000	6,753
O2Micro International Ltd. (a)	3,000	47
Samsung Electronics Co. Ltd.	54,841	30,902
Trident Microsystems, Inc. (a)	7,000	223
		117,996
Software 1.6%
Activision, Inc. (a)	319,966	6,543
Adobe Systems, Inc.	104,806	3,128
Altiris, Inc. (a)	61,900	946
Autodesk, Inc. (a)	101,600	4,718
Blackbaud, Inc.	14,600	207
Check Point Software Technologies Ltd. (a)	5,600	136
FileNET Corp. (a)	107,000	2,985
Intuit, Inc. (a)	64,977	2,912
McAfee, Inc. (a)	173,800	5,461
MICROS Systems, Inc. (a)	11,500	503
Microsoft Corp.	57,400	1,477
NAVTEQ Corp. (a)	94,500	4,720
NCsoft Corp. (a)	26,680	2,196
NDS Group PLC sponsored ADR (a)	16,200	602
Quality Systems, Inc.	23,758	1,641
Red Hat, Inc. (a)	119,274	2,527
Salesforce.com, Inc. (a)	201,000	4,647
SAP AG sponsored ADR	37,100	1,608
THQ, Inc. (a)	6,150	131
Ubisoft Entertainment SA (a)	11,429	596
		47,684

TOTAL INFORMATION TECHNOLOGY		571,301

MATERIALS 7.2%
Chemicals – 0.9%
Agrium, Inc.	101,200	2,227
Airgas, Inc.	32,300	957
Bayer AG	38,500	1,417

15		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

MATERIALS – continued
Chemicals – continued
Celanese Corp. Class A	81,100	$1,399
Chemtura Corp.	330,828	4,109
Nalco Holding Co.	72,500	1,223
Potash Corp. of Saskatchewan	19,800	1,845
Praxair, Inc.	294,100	14,096
		27,273
Construction Materials 0.4%
Cemex SA de CV sponsored ADR	14,780	773
Eagle Materials, Inc.	21,800	2,646
Florida Rock Industries, Inc.	26,450	1,695
Headwaters, Inc. (a)	25,100	939
Lafarge SA (Bearer)	11,009	969
Rinker Group Ltd.	395,581	5,002
Vulcan Materials Co.	7,700	571
		12,595
Containers & Packaging – 0.2%
Owens Illinois, Inc. (a)	244,900	5,050
Metals & Mining – 5.7%
Aber Diamond Corp.	11,600	424
Alamos Gold, Inc. (a)	1,010,000	4,170
Anglo American PLC ADR	261,400	7,894
Aquarius Platinum Ltd. (Australia)	193,271	1,380
Bema Gold Corp. (a)(f)	1,016,000	2,727
BHP Billiton Ltd. sponsored ADR	915,400	31,288
Carpenter Technology Corp.	10,900	639
Companhia Vale do Rio Doce sponsored ADR	119,500	5,241
Compass Minerals International, Inc.	49,900	1,148
Eldorado Gold Corp. (a)	215,200	761
Falconbridge Ltd.	70,400	1,881
First Quantum Minerals Ltd.	156,800	4,080
Fording Canadian Coal Trust	27,200	1,160
Freeport-McMoRan Copper & Gold, Inc. Class B	45,200	2,196
Gabriel Resources Ltd. (a)	182,900	365
Gerdau SA sponsored ADR	212,200	3,168
Glamis Gold Ltd. (a)	353,500	7,754
Goldcorp, Inc.	753,875	15,109
IPSCO, Inc.	70,100	4,984
Ivanhoe Mines Ltd. (a)	462,800	3,901
Lionore Mining International Ltd. (a)	218,500	1,062

Quarterly Report

16

Common Stocks continued
	Shares	Value (000s)

MATERIALS – continued
Metals & Mining – continued
Meridian Gold, Inc. (a)	12,300	$268
Minefinders Corp. Ltd. (a)	162,300	789
Newmont Mining Corp.	693,600	32,717
Phelps Dodge Corp.	21,700	2,819
POSCO sponsored ADR	111,500	6,306
Rio Tinto PLC (Reg.)	375,300	15,415
Sherritt International Corp.	56,000	527
Shore Gold, Inc. (a)	15,100	87
Southern Peru Copper Corp.	18,000	1,007
Teck Cominco Ltd. Class B (sub. vtg.)	84,500	3,790
		165,057

TOTAL MATERIALS		209,975

TELECOMMUNICATION SERVICES – 3.5%
Diversified Telecommunication Services – 0.1%
Cable & Wireless PLC sponsored ADR	1,800	14
Telewest Global, Inc. (a)	151,415	3,475
		3,489
Wireless Telecommunication Services – 3.4%
America Movil SA de CV Series L sponsored ADR	2,015,900	53,058
American Tower Corp. Class A (a)	304,427	7,595
Bharti Televentures Ltd. (a)	29,860	240
China Mobile (Hong Kong) Ltd. sponsored ADR	60,100	1,481
Crown Castle International Corp. (a)	4,200	103
MTN Group Ltd.	27,400	227
Nextel Partners, Inc. Class A (a)	551,978	13,855
NII Holdings, Inc. (a)	241,300	20,378
Turkcell Iletisim Hizmet AS sponsored ADR	35,500	485
		97,422

TOTAL TELECOMMUNICATION SERVICES		100,911

UTILITIES – 0.5%
Electric Utilities – 0.0%
Companhia Energetica de Minas Gerais (CEMIG) (PN)
sponsored ADR (non-vtg.)	7,200	274
Gas Utilities 0.3%
Questar Corp.	34,200	3,014

17 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

UTILITIES – continued
Gas Utilities continued
Southern Union Co.		204,075	$ 5,259
Xinao Gas Holdings Ltd.		242,000	190
			8,463
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (a)		97,600	1,604
NRG Energy, Inc. (a)		18,900	805
TXU Corp.		34,100	3,849
			6,258
Water Utilities 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo
(SABESP) sponsored ADR (a)		10,400	181

TOTAL UTILITIES			15,176

TOTAL COMMON STOCKS
(Cost $2,198,366)			2,618,598

Corporate Bonds 0.0%
		Principal
		Amount (000s) (d)
Convertible Bonds 0.0%

HEALTH CARE – 0.0%
Biotechnology – 0.0%
Protein Design Labs, Inc. 2% 2/15/12 (e)		$300	400
Nonconvertible Bonds – 0.0%

TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
Cable & Wireless International Finance 8.625%
3/25/19 (d)	GBP	470	914
TOTAL CORPORATE BONDS
(Cost $1,223)			1,314

U.S. Treasury Obligations 0.3%

U.S. Treasury Notes:
4.25% 11/15/13		2,250	2,240

Quarterly Report

18

U.S. Treasury Obligations continued
	Principal	Value (000s)
	Amount (000s)
U.S. Treasury Notes: – continued
4.25% 8/15/14	$2,600	$2,584
4.75% 5/15/14	4,700	4,842
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,688)		9,666
Floating Rate Loans 0.0%

CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
Charter Communications Operating LLC Tranche B, term
loan 6.93% 4/7/11 (g)	820	824
TOTAL FLOATING RATE LOANS
(Cost $806)		824
Money Market Funds 13.9%
	Shares
Fidelity Cash Central Fund, 3.82% (b)	358,227,274	358,227
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	44,726,727	44,727
TOTAL MONEY MARKET FUNDS
(Cost $402,954)		402,954

TOTAL INVESTMENT PORTFOLIO 104.4%
(Cost $2,613,037)		3,033,356

NET OTHER ASSETS – (4.4)%		(128,729)
NET ASSETS 100%		$2,904,627

Currency Abbreviation
GBP — British pound

19 Quarterly Report

Investments (Unaudited) continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Principal amount is stated in United
States dollars unless otherwise noted.

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $767,000 or
0.0% of net assets.

(f) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(g) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(h) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $246,000 or
0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost
MannKind Corp.
warrants 8/3/10	8/3/05	$1

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $2,615,104,000. Net unrealized appreciation aggregated $418,252,000, of which $452,391,000 related to appreciated investment securities and $34,139,000 related to depreciated investment securities.

Quarterly Report 20

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

21 Quarterly Report

Quarterly Holdings Report for Fidelity® Contrafund®

September 30, 2005

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 89.9%
	Shares	Value (000s)

CONSUMER DISCRETIONARY – 7.0%
Auto Components 0.1%
Bridgestone Corp.	1,434,000	$30,915
Continental AG	199,200	16,357
		47,272
Automobiles – 0.5%
Honda Motor Co. Ltd.	465,000	26,412
Toyota Motor Corp.	5,665,200	261,647
		288,059
Distributors – 0.1%
Li & Fung Ltd.	14,372,000	33,256
Diversified Consumer Services – 0.2%
Educate, Inc.	1,263,830	18,957
Education Management Corp. (a)	783,600	25,263
Laureate Education, Inc. (a)	781,180	38,254
Weight Watchers International, Inc. (a)	493,400	25,450
		107,924
Hotels, Restaurants & Leisure 2.2%
Aristocrat Leisure Ltd.	10,124,296	91,503
Boyd Gaming Corp.	1,838,200	79,263
Cosi, Inc. (a)	621,210	6,100
Domino’s Pizza, Inc.	1,625,000	37,895
Four Seasons Hotels, Inc. (ltd. vtg.)	603,500	34,447
Hilton Group PLC	6,129,502	34,016
Kerzner International Ltd. (a)	599,900	33,324
Las Vegas Sands Corp.	1,312,600	43,198
Life Time Fitness, Inc. (a)	702,300	23,274
MGM MIRAGE (a)	1,611,000	70,513
Panera Bread Co. Class A (a)(d)	2,939,351	150,436
Penn National Gaming, Inc. (a)	793,624	24,690
Ruth’s Chris Steak House, Inc.	472,682	8,688
Shuffle Master, Inc. (a)	1,321,785	34,935
Starbucks Corp. (a)	2,466,500	123,572
Station Casinos, Inc. (d)	3,534,600	234,556
Texas Roadhouse, Inc. Class A	1,301,188	19,388
The Cheesecake Factory, Inc. (a)	1,043,764	32,607
William Hill PLC	6,585,807	67,750
Wynn Resorts Ltd. (a)	1,056,396	47,696
		1,197,851

	23	Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Household Durables – 0.3%
D.R. Horton, Inc.		78,100	$2,829
Fortune Brands, Inc.		942,900	76,686
Garmin Ltd.		56,100	3,805
Harman International Industries, Inc.		90,500	9,255
KB Home		527,100	38,584
Matsushita Electric Industrial Co. Ltd.		1,094,000	18,718
Technical Olympic USA, Inc.		526,800	13,781
Toll Brothers, Inc. (a)		379,900	16,970
			180,628
Internet & Catalog Retail 0.1%
Blue Nile, Inc. (a)		449,200	14,213
Coldwater Creek, Inc. (a)		820,200	20,685
Expedia, Inc., Delaware (a)		625,000	12,381
Stamps.com, Inc. (a)		1,500	26
			47,305
Media – 0.8%
Citadel Broadcasting Corp. (a)		509,300	6,993
Getty Images, Inc. (a)		917,200	78,916
Harte-Hanks, Inc.		668,800	17,676
Interactive Data Corp.		746,500	16,908
McGraw Hill Companies, Inc.		821,200	39,450
Morningstar, Inc.		187,540	6,001
Pearson PLC		1,572,200	18,282
Pixar (a)		1,189,802	52,958
Rogers Communications, Inc. Class B (non-vtg.)		1,203,700	47,378
Sirius Satellite Radio, Inc. (a)		15,187,891	99,481
VistaPrint Ltd.		495,200	7,552
Vivendi Universal SA sponsored ADR		156,300	5,116
XM Satellite Radio Holdings, Inc. Class A (a)		1,939,531	69,649
			466,360
Multiline Retail – 0.4%
Marks & Spencer Group PLC		1,984,600	13,123
Target Corp.		3,762,900	195,407
			208,530
Specialty Retail – 1.6%
Bed Bath & Beyond, Inc. (a)		1,235,523	49,643
Best Buy Co., Inc.		1,513,350	65,876
Charming Shoppes, Inc. (a)		312,600	3,335
Chico’s FAS, Inc. (a)		3,683,000	135,534

Quarterly Report	24

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Circuit City Stores, Inc.	476,900	$8,184
DSW, Inc. Class A	56,100	1,189
Genesco, Inc. (a)	282,600	10,524
Guitar Center, Inc. (a)	78,100	4,312
Halfords Group PLC	3,256,634	16,665
Hennes & Mauritz AB (H&M) (B Shares)	1,304,275	46,535
Inditex SA	503,900	14,794
Lowe’s Companies, Inc.	502,100	32,335
New York & Co., Inc.	579,100	9,497
Office Depot, Inc. (a)	3,743,800	111,191
Staples, Inc.	6,560,400	139,868
TJX Companies, Inc.	884,100	18,106
Urban Outfitters, Inc. (a)	7,261,500	213,488
Volcom, Inc.	403,600	11,305
Wet Seal, Inc. Class A (a)	1,004,500	4,520
Zumiez, Inc.	162,500	5,302
		902,203
Textiles, Apparel & Luxury Goods – 0.7%
Asics Corp.	2,310,000	19,633
Burberry Group PLC	7,872,294	60,009
Carter’s, Inc. (a)	247,900	14,081
Coach, Inc. (a)	7,054,452	221,228
Phillips Van Heusen Corp.	604,400	18,748
Polo Ralph Lauren Corp. Class A	1,151,300	57,910
Quiksilver, Inc. (a)	26,300	380
		391,989

TOTAL CONSUMER DISCRETIONARY		3,871,377

CONSUMER STAPLES 5.0%
Beverages – 0.5%
Diageo PLC sponsored ADR	1,448,900	84,051
PepsiCo, Inc.	3,274,490	185,696
		269,747
Food & Staples Retailing – 1.2%
Sysco Corp.	2,723,000	85,421
Tesco PLC	10,041,513	54,840
United Natural Foods, Inc. (a)	1,171,148	41,412
Wal-Mart de Mexico SA de CV Series V	4,724,372	24,046

25 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

CONSUMER STAPLES – continued
Food & Staples Retailing – continued
Walgreen Co.	4,669,610	$202,895
Whole Foods Market, Inc.	2,047,875	275,337
		683,951
Food Products 0.7%
Diamond Foods, Inc.	145,892	2,495
Hershey Co.	1,784,300	100,474
Kellogg Co.	1,830,000	84,418
Nestle SA (Reg.)	186,921	54,743
TreeHouse Foods, Inc. (a)	992,300	26,673
Wm. Wrigley Jr. Co.	1,997,300	143,566
		412,369
Household Products – 0.6%
Colgate-Palmolive Co.	2,513,200	132,672
Procter & Gamble Co.	2,952,500	175,556
		308,228
Personal Products 2.0%
Avon Products, Inc.	18,573,644	501,488
Gillette Co.	9,709,100	565,070
Herbalife Ltd.	749,800	22,599
		1,089,157

TOTAL CONSUMER STAPLES		2,763,452

ENERGY 15.6%
Energy Equipment & Services – 1.6%
Cooper Cameron Corp. (a)	45,900	3,393
Dresser-Rand Group, Inc.	197,000	4,852
ENSCO International, Inc.	223,600	10,418
Fugro NV (Certificaten Van Aandelen) unit	275,300	8,308
Halliburton Co.	3,748,500	256,847
Hornbeck Offshore Services, Inc. (a)	541,700	19,842
Noble Corp.	308,500	21,120
Schlumberger Ltd. (NY Shares)	5,398,300	455,509
Smith International, Inc.	3,467,580	115,505
Tenaris SA sponsored ADR	66,400	9,153
		904,947
Oil, Gas & Consumable Fuels – 14.0%
Alon USA Energy, Inc.	40,800	985

Quarterly Report

26

Common Stocks continued
	Shares	Value (000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Alpha Natural Resources, Inc.	156,300	$4,695
Apache Corp.	2,214,740	166,593
BG Group PLC sponsored ADR	839,900	40,055
Bill Barrett Corp.	1,113,766	41,009
Blackrock Ventures, Inc. (a)(d)	9,083,400	80,865
BP PLC sponsored ADR	8,236,166	583,532
Burlington Resources, Inc.	3,233,920	262,982
Canadian Natural Resources Ltd.	843,800	38,104
Canadian Oil Sands Trust unit	252,000	27,842
Cheniere Energy, Inc. (a)	42,900	1,774
China Petroleum & Chemical Corp. sponsored ADR	1,238,000	56,032
CNX Gas Corp. (a)(e)	410,600	8,417
CONSOL Energy, Inc.	2,053,300	156,605
Devon Energy Corp.	2,117,400	145,338
EnCana Corp.	35,898,848	2,095,076
Encore Acquisition Co. (a)	1,745,108	67,797
ENI Spa sponsored ADR	120,800	17,890
EOG Resources, Inc.	4,068,600	304,738
Exxon Mobil Corp.	14,860,400	944,230
Foundation Coal Holdings, Inc.	120,900	4,649
Highpine Oil & Gas Ltd.	288,600	5,908
Imperial Oil Ltd.	508,100	58,567
KCS Energy, Inc. (a)	452,400	12,455
Mariner Energy, Inc. (a)(d)(e)	1,847,200	36,944
Murphy Oil Corp.	8,662,400	431,994
Newfield Exploration Co. (a)	136,000	6,678
Noble Energy, Inc.	2,292,234	107,506
Peabody Energy Corp.	1,734,700	146,322
PetroChina Co. Ltd. sponsored ADR	2,535,000	211,343
Petroleo Brasileiro SA Petrobras sponsored ADR (a)	792,100	56,627
Plains Exploration & Production Co. (a)	292,600	12,529
ProEx Energy Ltd. (a)	213,300	3,297
Quicksilver Resources, Inc. (a)	2,958,350	141,380
Range Resources Corp.	710,800	27,444
Sasol Ltd.	1,598,800	61,890
Sasol Ltd. sponsored ADR	270,200	10,454
Southwestern Energy Co. (a)	287,100	21,073
Talisman Energy, Inc.	2,804,410	137,205
Total SA sponsored ADR	2,628,335	356,980
Ultra Petroleum Corp. (a)	1,078,600	61,351

27 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Valero Energy Corp.	6,195,487	$700,462
XTO Energy, Inc.	3,101,433	140,557
		7,798,174

TOTAL ENERGY		8,703,121

FINANCIALS – 13.4%
Capital Markets 1.4%
Charles Schwab Corp.	10,513,700	151,713
E*TRADE Financial Corp. (a)	1,800,000	31,680
Goldman Sachs Group, Inc.	1,898,700	230,844
Janus Capital Group, Inc.	581,900	8,408
Lazard Ltd. Class A	577,700	14,616
Legg Mason, Inc.	656,300	71,990
Lehman Brothers Holdings, Inc.	2,205,100	256,850
		766,101
Commercial Banks – 1.0%
Allied Irish Banks PLC	1,534,500	32,762
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	120,000	14,239
HDFC Bank Ltd.	1,132,564	17,654
HDFC Bank Ltd. sponsored ADR	93,800	4,803
HSBC Holdings PLC sponsored ADR	488,307	39,665
M&T Bank Corp.	2,429,300	256,801
Marshall & Ilsley Corp.	343,300	14,937
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,059,700	55,740
Wells Fargo & Co.	2,241,800	131,302
		567,903
Consumer Finance – 1.2%
American Express Co.	5,129,650	294,647
SLM Corp.	7,244,700	388,606
		683,253
Diversified Financial Services – 0.6%
Archipelago Holdings, Inc. (a)	190,385	7,587
Brascan Corp. Class A (ltd. vtg.)	956,100	44,524
Chicago Mercantile Exchange Holdings, Inc. Class A	119,400	40,274
Moody’s Corp.	4,613,000	235,632
		328,017

Quarterly Report

28

Common Stocks continued
		Shares	Value (000s)

FINANCIALS – continued
Insurance – 7.6%
ACE Ltd.		1,234,300	$58,099
AFLAC, Inc.		1,641,500	74,360
Allstate Corp.		8,335,500	460,870
American International Group, Inc.		7,721,026	478,395
Arch Capital Group Ltd. (a)		90,600	4,493
Assurant, Inc.		3,208,650	122,121
Axis Capital Holdings Ltd.		3,792,000	108,110
Berkshire Hathaway, Inc. Class A (a)		13,323	1,092,486
Brit Insurance Holdings PLC		13,779,500	20,546
Endurance Specialty Holdings Ltd.		988,600	33,721
Everest Re Group Ltd. (d)		3,265,520	319,694
Fidelity National Financial, Inc.		607,900	27,064
Genworth Financial, Inc. Class A (non-vtg.)		1,039,100	33,501
HCC Insurance Holdings, Inc.		299,100	8,533
IPC Holdings Ltd.		447,000	14,595
Loews Corp.		433,200	40,032
Markel Corp. (a)		63,550	21,003
Mercury General Corp.		862,500	51,741
MetLife, Inc.		4,907,200	244,526
MetLife, Inc. unit		3,244,100	91,062
Montpelier Re Holdings Ltd.		4,140,200	102,884
PartnerRe Ltd.		739,400	47,359
Platinum Underwriters Holdings Ltd.		470,000	14,048
Progressive Corp.		1,358,600	142,341
Prudential Financial, Inc.		2,229,800	150,645
RenaissanceRe Holdings Ltd.		1,579,010	69,050
StanCorp Financial Group, Inc.		373,600	31,457
The Chubb Corp.		1,149,400	102,929
The St. Paul Travelers Companies, Inc.		1,961,700	88,021
W.R. Berkley Corp.		2,655,900	104,855
White Mountains Insurance Group Ltd.		123,250	74,443
			4,232,984
Real Estate 0.9%
CB Richard Ellis Group, Inc. Class A (a)		2,615,400	128,678
CBL & Associates Properties, Inc.		1,514,894	62,096
Equity Office Properties Trust		1,970,900	64,468
Equity Residential (SBI)		960,400	36,351
General Growth Properties, Inc.		1,057,700	47,522
Global Signal, Inc.		781,600	34,969
KKR Financial Corp. (e)		580,800	12,917

	29		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – continued
Real Estate continued
Mitsui Fudosan Co. Ltd.	1,238,000	$18,749
Vornado Realty Trust	1,041,700	90,232
		495,982
Thrifts & Mortgage Finance – 0.7%
Golden West Financial Corp., Delaware	6,732,480	399,842
Hudson City Bancorp, Inc.	1,000,000	11,900
		411,742

TOTAL FINANCIALS		7,485,982

HEALTH CARE – 13.7%
Biotechnology – 3.8%
Affymetrix, Inc. (a)	193,100	8,927
Amgen, Inc. (a)	1,455,300	115,944
Amylin Pharmaceuticals, Inc. (a)	928,700	32,309
Anadys Pharmaceuticals, Inc. (a)	1,114,800	11,895
Celgene Corp. (a)	1,187,200	64,489
Genentech, Inc. (a)	17,392,700	1,464,639
Genzyme Corp. (a)	845,600	60,579
Gilead Sciences, Inc. (a)	3,408,100	166,179
Idenix Pharmaceuticals, Inc. (a)	976,600	24,513
Invitrogen Corp. (a)	322,259	24,244
Keryx Biopharmaceuticals, Inc. (a)	561,300	8,846
MannKind Corp. (a)	2,118,528	29,003
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	2,506
MedImmune, Inc. (a)	706,900	23,787
Neurocrine Biosciences, Inc. (a)	7,800	384
Seattle Genetics, Inc. (a)(d)	2,477,300	13,006
Seracare Life Sciences, Inc. (a)	132,300	2,350
Techne Corp. (a)	535,221	30,497
ViaCell, Inc.	689,400	3,999
		2,088,096
Health Care Equipment & Supplies – 3.9%
Advanced Neuromodulation Systems, Inc. (a)(d)	1,851,252	87,860
Alcon, Inc.	2,814,000	359,854
American Medical Systems Holdings, Inc. (a)	762,900	15,372
Arthrocare Corp. (a)	156,100	6,278
Aspect Medical Systems, Inc. (a)	208,460	6,177

Quarterly Report

30

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Bausch & Lomb, Inc.	193,900	$15,644
C.R. Bard, Inc.	1,982,500	130,904
China Medical Technologies, Inc. sponsored ADR	353,100	7,772
Dade Behring Holdings, Inc.	269,200	9,869
DENTSPLY International, Inc. (d)	4,770,037	257,677
ev3, Inc.	60,100	1,127
Fisher Scientific International, Inc. (a)	662,908	41,133
Foxhollow Technologies, Inc.	1,098,000	52,276
Gen-Probe, Inc. (a)	2,106,700	104,176
Given Imaging Ltd. (a)	57,500	1,389
Hologic, Inc. (a)	93,700	5,411
Hospira, Inc. (a)	668,700	27,397
IDEXX Laboratories, Inc. (a)	214,380	14,338
Intuitive Surgical, Inc. (a)(d)	2,396,497	175,639
Kinetic Concepts, Inc. (a)	1,090,800	61,957
Kyphon, Inc. (a)(d)	2,253,000	98,997
LifeCell Corp. (a)	28,300	612
Medtronic, Inc.	2,038,900	109,326
Mentor Corp.	659,000	36,252
Millipore Corp. (a)	78,100	4,912
NeuroMetrix, Inc. (a)	312,000	9,288
Nobel Biocare Holding AG (Switzerland)	199,680	47,062
NuVasive, Inc. (a)	679,763	12,739
ResMed, Inc. (a)	279,500	22,262
Respironics, Inc. (a)	234,300	9,883
St. Jude Medical, Inc. (a)	5,958,900	278,877
Stryker Corp.	318,000	15,719
Sybron Dental Specialties, Inc. (a)	115,200	4,790
Syneron Medical Ltd. (a)	259,400	9,478
Synthes, Inc.	628,228	73,498
Waters Corp. (a)	703,152	29,251
		2,145,196
Health Care Providers & Services – 3.7%
Aetna, Inc.	7,624,460	656,771
American Healthways, Inc. (a)	1,120,100	47,492
Caremark Rx, Inc. (a)	2,167,700	108,233
Express Scripts, Inc. (a)	156,200	9,716
Health Net, Inc. (a)	588,500	27,848
Matria Healthcare, Inc. (a)	80,600	3,043
Patterson Companies, Inc. (a)(d)	11,956,396	478,615

31		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Providers & Services – continued
UnitedHealth Group, Inc.	10,214,540	$574,057
VCA Antech, Inc. (a)	783,969	20,007
WebMD Corp. (a)	320,700	3,553
WebMD Health Corp. Class A	101,200	2,494
WellPoint, Inc. (a)	1,990,200	150,897
		2,082,726
Pharmaceuticals – 2.3%
Adams Respiratory Therapeutics, Inc.	121,400	3,920
Barr Pharmaceuticals, Inc. (a)	97,600	5,360
Endo Pharmaceuticals Holdings, Inc. (a)	138,800	3,702
IVAX Corp. (a)	964,700	25,429
Johnson & Johnson	1,459,450	92,354
Kos Pharmaceuticals, Inc. (a)	459,900	30,781
New River Pharmaceuticals, Inc. (a)	86,600	4,152
Novartis AG sponsored ADR	2,694,300	137,409
Novo Nordisk AS Series B	1,339,366	66,244
Pfizer, Inc.	935	23
Roche Holding AG (participation certificate)	4,628,782	643,115
Salix Pharmaceuticals Ltd. (a)	351,700	7,474
Sanofi-Aventis sponsored ADR	1,007,900	41,878
Schering-Plough Corp.	8,288,400	174,471
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,470,000	49,127
		1,285,439

TOTAL HEALTH CARE		7,601,457

INDUSTRIALS – 8.2%
Aerospace & Defense – 0.8%
L 3 Communications Holdings, Inc.	776,900	61,429
Lockheed Martin Corp.	4,396,595	268,368
Precision Castparts Corp.	1,632,328	86,677
Rockwell Collins, Inc.	316,900	15,313
United Technologies Corp.	809,900	41,985
		473,772
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc. (d)	4,740,800	303,980
UTI Worldwide, Inc.	128,800	10,008
		313,988

Quarterly Report

32

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – continued
Airlines – 0.4%
Jetsgo Corp.:
warrants (a)(g)	125,000	$0
warrants (a)(g)	1	0
Class B (a)(g)	1,250,000	0
Republic Airways Holdings, Inc. (a)	1,210,000	17,315
Ryanair Holdings PLC sponsored ADR (a)	4,688,106	213,449
Southwest Airlines Co.	522,900	7,765
		238,529
Commercial Services & Supplies – 0.6%
ACCO Brands Corp. (a)	276,921	7,815
Advisory Board Co. (a)	194,398	10,116
Aramark Corp. Class B	3,563,500	95,181
Corporate Executive Board Co.	235,700	18,380
Equifax, Inc.	649,200	22,683
Herman Miller, Inc.	273,483	8,287
HNI Corp.	117,000	7,046
PHH Corp. (a)	466,930	12,822
Resources Connection, Inc. (a)(d)	2,667,764	79,046
Robert Half International, Inc.	1,621,300	57,702
		319,078
Construction & Engineering – 0.3%
Jacobs Engineering Group, Inc. (a)	1,782,866	120,165
URS Corp. (a)	728,200	29,412
		149,577
Electrical Equipment – 0.7%
American Power Conversion Corp.	1,687,686	43,711
Cooper Industries Ltd. Class A	3,148,000	217,653
Energy Conversion Devices, Inc. (a)	941,700	42,263
Motech Industries, Inc.	2,826,972	40,464
NEOMAX Co. Ltd.	716,000	20,454
Roper Industries, Inc.	580,800	22,820
Ultralife Batteries, Inc. (a)(d)	1,068,280	13,802
		401,167
Industrial Conglomerates – 1.4%
3M Co.	9,525,680	698,804
Hutchison Whampoa Ltd.	7,248,000	74,981
Siemens AG sponsored ADR	119,800	9,264
		783,049

33 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

INDUSTRIALS – continued
Machinery – 2.7%
A.S.V., Inc. (a)		1,132,800	$25,658
Accuride Corp.		91,200	1,259
Bucyrus International, Inc. Class A		678,800	33,349
Caterpillar, Inc.		3,655,600	214,767
Cummins, Inc.		1,489,500	131,061
Danaher Corp.		10,125,440	545,052
IDEX Corp.		1,346,900	57,311
Joy Global, Inc.		2,581,200	130,247
PACCAR, Inc.		3,992,756	271,068
Timken Co.		282,800	8,379
Trinity Industries, Inc.		234,500	9,495
Volvo AB sponsored ADR		1,795,500	78,361
			1,506,007
Marine – 0.0%
Navios Maritime Holdings, Inc. unit (a)		491,250	4,127
Road & Rail 0.5%
Canadian National Railway Co.		1,533,900	108,848
CSX Corp.		214,800	9,984
Heartland Express, Inc.		1,584,563	32,230
Knight Transportation, Inc.		1,292,951	31,496
Landstar System, Inc.		2,444,952	97,871
			280,429
Trading Companies & Distributors – 0.2%
Fastenal Co.		573,088	35,010
Mitsui & Co. Ltd.		4,123,000	51,978
UAP Holding Corp.		1,370,892	24,813
			111,801

TOTAL INDUSTRIALS			4,581,524

INFORMATION TECHNOLOGY – 15.6%
Communications Equipment – 1.5%
Comverse Technology, Inc. (a)		3,281,600	86,208
Corning, Inc. (a)		2,919,500	56,434
ECI Telecom Ltd. (a)		1,811,800	15,129
Foxconn International Holdings Ltd.		12,467,000	13,500
Harris Corp.		2,054,900	85,895
Ixia (a)		1,268,700	18,663
Motorola, Inc.		7,409,700	163,680

Quarterly Report	34

Common Stocks continued
		Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Nokia Corp. sponsored ADR		2,233,300	$37,765
Nortel Networks Corp. (a)		5,467,000	17,822
QUALCOMM, Inc.		5,275,300	236,070
Research In Motion Ltd. (a)		819,400	55,891
SiRF Technology Holdings, Inc. (a)		1,164,218	35,078
Sonus Networks, Inc. (a)		781,500	4,533
			826,668
Computers & Peripherals – 2.2%
Apple Computer, Inc. (a)		11,517,937	617,477
Dell, Inc. (a)		2,428,555	83,057
EMC Corp. (a)		2,791,100	36,117
Hewlett-Packard Co.		12,015,000	350,838
Logitech International SA sponsored ADR (a)		759,000	30,929
Network Appliance, Inc. (a)		1,866,300	44,306
SanDisk Corp. (a)		1,684,649	81,284
			1,244,008
Electronic Equipment & Instruments – 0.7%
Agilent Technologies, Inc. (a)		461,000	15,098
Amphenol Corp. Class A		1,738,330	70,124
Cogent, Inc.		831,960	19,759
FLIR Systems, Inc. (a)(d)		5,674,400	167,849
Hon Hai Precision Industry Co. Ltd. (Foxconn)		24,015,238	111,806
Hoya Corp.		156,200	5,224
Hoya Corp. New		468,600	16,047
Itron, Inc. (a)		93,700	4,278
Nidec Corp.		66,400	3,976
Nidec Corp. New		66,400	3,929
			418,090
Internet Software & Services – 4.3%
Akamai Technologies, Inc. (a)		4,725,207	75,367
Equinix, Inc. (a)		279,585	11,645
Google, Inc. Class A (sub. vtg.) (a)		4,628,936	1,464,873
iVillage, Inc. (a)		1,154,954	8,385
Marchex, Inc. Class B (a)		304,318	5,040
NetEase.com, Inc. sponsored ADR (a)		214,800	19,334
Openwave Systems, Inc. (a)		776,173	13,956
PlanetOut, Inc.		105,100	887
ValueClick, Inc. (a)		234,400	4,006
Websense, Inc. (a)		128,108	6,560

	35		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
WebSideStory, Inc.		344,200	$6,099
Yahoo!, Inc. (a)		22,390,934	757,709
			2,373,861
IT Services – 1.5%
Alliance Data Systems Corp. (a)		513,200	20,092
Anteon International Corp. (a)		1,497,500	64,033
Certegy, Inc.		75,100	3,006
Cognizant Technology Solutions Corp. Class A (a)		4,783,927	222,883
Fiserv, Inc. (a)		913,600	41,907
Global Payments, Inc.		823,900	64,034
Infosys Technologies Ltd. sponsored ADR		3,355,300	249,232
Paychex, Inc.		254,700	9,444
SRA International, Inc. Class A (a)(d)		3,726,200	132,206
Telvent GIT SA		17,600	193
VeriFone Holdings, Inc.		1,503,200	30,229
Wright Express Corp.		627,800	13,554
			850,813
Office Electronics – 0.0%
Canon, Inc.		177,700	9,642
Semiconductors & Semiconductor Equipment – 3.5%
Advanced Analogic Technologies, Inc.		522,100	5,842
Advanced Micro Devices, Inc. (a)		663,900	16,730
Analog Devices, Inc.		675,200	25,077
Broadcom Corp. Class A (a)		2,900,200	136,048
Hittite Microwave Corp.		166,221	3,366
International Rectifier Corp. (a)		359,700	16,215
Marvell Technology Group Ltd. (a)(d)		19,074,800	879,539
MediaTek, Inc.		836,000	7,885
MEMC Electronic Materials, Inc. (a)		390,600	8,902
Microchip Technology, Inc.		646,020	19,458
National Semiconductor Corp.		409,400	10,767
NVIDIA Corp. (a)		2,170,200	74,394
Samsung Electronics Co. Ltd.		1,274,813	718,342
Trident Microsystems, Inc. (a)		156,200	4,969
			1,927,534
Software 1.9%
Activision, Inc. (a)		6,858,488	140,256
Adobe Systems, Inc.		4,123,920	123,099
Altiris, Inc. (a)(d)		2,623,874	40,119

Quarterly Report	36

Common Stocks continued
		Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Autodesk, Inc. (a)		2,672,414	$124,107
Blackbaud, Inc.		273,300	3,873
Check Point Software Technologies Ltd. (a)		155,900	3,791
Cognos, Inc. (a)		445,550	17,234
FileNET Corp. (a)		1,837,541	51,267
Intuit, Inc. (a)		1,240,990	55,609
Kronos, Inc. (a)		127,912	5,710
McAfee, Inc. (a)		1,947,100	61,178
MICROS Systems, Inc. (a)		117,105	5,123
Microsoft Corp.		1,104,400	28,416
NAVTEQ Corp. (a)		2,687,200	134,226
NCsoft Corp. (a)		436,240	35,911
NDS Group PLC sponsored ADR (a)		261,100	9,700
Quality Systems, Inc.		354,557	24,496
Red Hat, Inc. (a)		954,126	20,218
Salesforce.com, Inc. (a)		2,542,200	58,776
SAP AG sponsored ADR		549,800	23,823
Symantec Corp. (a)		2,584,048	58,555
THQ, Inc. (a)		404,700	8,628
Ubisoft Entertainment SA (a)		290,083	15,132
			1,049,247

TOTAL INFORMATION TECHNOLOGY			8,699,863

MATERIALS 7.4%
Chemicals – 1.3%
Agrium, Inc.		1,499,700	32,997
Airgas, Inc.		468,600	13,885
Bayer AG		700,700	25,786
Celanese Corp. Class A		2,807,200	48,424
Chemtura Corp.		6,209,459	77,121
Ecolab, Inc.		5,786,600	184,766
Nalco Holding Co.		2,067,200	34,874
Potash Corp. of Saskatchewan		1,292,500	120,445
Praxair, Inc.		4,262,300	204,292
			742,590
Construction Materials 0.4%
Cemex SA de CV sponsored ADR		214,300	11,208
Eagle Materials, Inc. (d)		589,700	71,572
Florida Rock Industries, Inc.		559,250	35,842

	37		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

MATERIALS – continued
Construction Materials	continued
Headwaters, Inc. (a)		538,500	$20,140
Lafarge North America, Inc.		601	41
Lafarge SA (Bearer)		241,800	21,280
Rinker Group Ltd.		5,752,188	72,740
Vulcan Materials Co.		156,200	11,592
			244,415
Containers & Packaging – 0.2%
Owens Illinois, Inc. (a)		4,516,440	93,129
Metals & Mining – 5.5%
Aber Diamond Corp.		1,690,800	61,809
African Platinum PLC (a)		9,623,162	4,075
Anglo American PLC ADR		4,932,125	148,950
Bema Gold Corp. (a)		10,665,500	28,622
BHP Billiton Ltd. sponsored ADR		11,970,030	409,136
Carpenter Technology Corp.		337,800	19,798
Companhia Vale do Rio Doce sponsored ADR		3,681,600	161,475
Compania de Minas Buenaventura SA sponsored ADR		1,786,100	55,458
Compass Minerals International, Inc.		1,490,600	34,284
Eldorado Gold Corp. (a)		6,342,700	22,423
Falconbridge Ltd.		671,400	17,943
First Quantum Minerals Ltd.		1,599,600	41,620
Fording Canadian Coal Trust		327,200	13,951
Freeport-McMoRan Copper & Gold, Inc. Class B		1,679,908	81,627
Gabriel Resources Ltd. (a)		524,800	1,047
Gerdau SA sponsored ADR		3,357,250	50,124
Glamis Gold Ltd. (a)(d)		8,132,800	178,382
Goldcorp, Inc.		14,641,878	293,442
IPSCO, Inc.		2,278,700	162,014
Ivanhoe Mines Ltd. (a)		4,760,900	40,131
Lionore Mining International Ltd. (a)		4,574,900	22,233
Meridian Gold, Inc. (a)		351,700	7,669
Newcrest Mining Ltd.		2,197,600	35,165
Newmont Mining Corp.		9,537,349	449,877
Nucor Corp.		1,350,400	79,660
Phelps Dodge Corp.		363,200	47,191
POSCO sponsored ADR		2,408,500	136,225
Rio Tinto PLC (Reg.)		7,036,137	289,009
Sherritt International Corp.		859,000	8,091
Shore Gold, Inc. (a)		1,154,700	6,654

Quarterly Report

38

Common Stocks continued
	Shares	Value (000s)

MATERIALS – continued
Metals & Mining – continued
Southern Peru Copper Corp.	328,100	$18,360
Teck Cominco Ltd. Class B (sub. vtg.)	2,022,000	90,700
Xstrata PLC	1,352,500	35,058
		3,052,203

TOTAL MATERIALS		4,132,337

TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 0.0%
Cable & Wireless PLC sponsored ADR	42,800	322
NeuStar, Inc. Class A	337,000	10,781
		11,103
Wireless Telecommunication Services – 3.3%
ALLTEL Corp.	365,840	23,820
America Movil SA de CV Series L sponsored ADR	26,423,500	695,467
American Tower Corp. Class A (a)	3,767,845	94,008
Bharti Televentures Ltd. (a)	703,112	5,648
China Mobile (Hong Kong) Ltd. sponsored ADR	1,256,200	30,953
Crown Castle International Corp. (a)	98,300	2,421
MTN Group Ltd.	632,800	5,240
Nextel Partners, Inc. Class A (a)	9,147,300	229,597
NII Holdings, Inc. (a)(d)	3,820,447	322,637
Sprint Nextel Corp.	10,361,010	246,385
Turkcell Iletisim Hizmet AS sponsored ADR	625,200	8,534
Vodafone Group PLC sponsored ADR	6,723,200	174,602
		1,839,312

TOTAL TELECOMMUNICATION SERVICES		1,850,415

UTILITIES – 0.7%
Electric Utilities – 0.1%
Companhia Energetica de Minas Gerais (CEMIG) (PN)
sponsored ADR (non-vtg.)	162,100	6,173
Entergy Corp.	461,200	34,276
Exelon Corp.	737,500	39,412
		79,861
Gas Utilities 0.3%
Questar Corp.	870,700	76,726

39 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

UTILITIES – continued
Gas Utilities continued
Southern Union Co.	2,642,030	$68,085
Xinao Gas Holdings Ltd.	4,802,000	3,776
		148,587
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (a)	1,866,400	30,665
NRG Energy, Inc. (a)	669,800	28,533
TXU Corp.	624,608	70,506
		129,704
Multi-Utilities – 0.1%
PG&E Corp.	683,300	26,820
Water Utilities 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo
(SABESP) sponsored ADR (a)	233,000	4,050

TOTAL UTILITIES		389,022

TOTAL COMMON STOCKS
(Cost $33,732,883)		50,078,550

Corporate Bonds 0.1%
	Principal Amount
	(000s) (h)
Convertible Bonds 0.1%

HEALTH CARE – 0.1%
Biotechnology – 0.1%
Protein Design Labs, Inc. 2% 2/15/12 (e)	$29,160	38,880
Nonconvertible Bonds – 0.0%

INDUSTRIALS – 0.0%
Machinery – 0.0%
Rexnord Corp. 10.125% 12/15/12	6,000	6,540

Quarterly Report

40

Corporate Bonds continued
		Principal Amount	Value (000s)
		(000s) (h)
Nonconvertible Bonds continued

TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
Cable & Wireless International Finance 8.625%
3/25/19	GBP	8,900	$17,299

TOTAL NONCONVERTIBLE BONDS			23,839

TOTAL CORPORATE BONDS
(Cost $53,151)			62,719

U.S. Treasury Obligations 0.5%

U.S. Treasury Notes:
4.25% 11/15/13		15,800	15,731
4.25% 8/15/14		104,300	103,648
4.75% 5/15/14		175,800	181,115
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $299,865)			300,494

Floating Rate Loans 0.0%

CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
Charter Communications Operating LLC Tranche B, term
loan 6.93% 4/7/11 (f)		7,771	7,810
TOTAL FLOATING RATE LOANS
(Cost $7,643)			7,810

41 Quarterly Report

Investments (Unaudited) continued

Money Market Funds 10.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.82% (b)	5,448,630,763	$ 5,448,631
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	447,490,391	447,490
TOTAL MONEY MARKET FUNDS
(Cost $5,896,121)		5,896,121
TOTAL INVESTMENT PORTFOLIO 101.1%
(Cost $39,989,663)		56,345,694
NET OTHER ASSETS – (1.1)%		(618,349)
NET ASSETS 100%		$ 55,727,345

Currency Abbreviation

GBP — British pound

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Affiliated company

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $97,158,000 or
0.2% of net assets.

(f) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $2,506,000
or 0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Jetsgo Corp.
warrants	3/1/04	$0
Jetsgo Corp.
warrants	3/1/04	$0
Jetsgo Corp.
Class B	3/1/04	$9,334
MannKind Corp.
warrants 8/3/10	8/3/05	$8

(h) Principal amount is stated in United States dollars unless otherwise noted.

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,						Value,
Affiliates	beginning of			Sales		Dividend	end of
(Amounts in thousands)	period	Purchases		Proceeds		Income	period
Advanced Neuromodulation
Systems, Inc	$61,398		$24,655	$7,635	$		$87,860
African Platinum PLC	21,399			7,850
Altiris, Inc	92,964						40,119
Anteon International Corp	79,115			16,415
Avon Products, Inc	1,000,161		22,854	282,412		11,289
Blackrock Ventures, Inc	20,314		50,439				80,865
C.H. Robinson Worldwide, Inc.	226,177		54,242	14,850		1,915	303,980
DENTSPLY International, Inc	309,113		21,097	58,360		992	257,677
Ditech Communications Corp	26,847			13,451
Eagle Materials, Inc	30,499		21,186			261	71,572
Everest Re Group Ltd	263,890		53,902	22,660		965	319,694
FLIR Systems, Inc	191,026		5,689	15,175			167,849
Foxhollow Technologies, Inc	752		57,533	27,471
Glamis Gold Ltd	144,251		16,646	17,266			178,382
Goldcorp, Inc	195,510		35,909	18,547		6,525
Intuitive Surgical, Inc	25,016		99,206				175,639
IPSCO, Inc	124,062		46,945	58,798		758
Kyphon, Inc			88,340				98,997
Marchex, Inc. Class B			28,934	17,350
Mariner Energy, Inc			25,861				36,944
Marvell Technology Group Ltd	546,100		144,487				879,539
Montpelier Re Holdings Ltd	193,054			20,958		32,720
NII Holdings, Inc	166,210		24,259	6,552			322,637
Panera Bread Co. Class A	71,770		63,422	2,101			150,436
Patterson Companies, Inc	533,931		13,584	29,885			478,615
Premcor, Inc	272,588		20,316	457,706		396
Red Robin Gourmet Burgers, Inc.	61,039		9,078	60,840
Resources Connection, Inc	55,012		16,587				79,046
Seattle Genetics, Inc	16,177						13,006
Shuffle Master, Inc	65,734		9,045	29,486
Sonic Solutions, Inc	39,820			29,181

		43				Quarterly Report

Investments (Unaudited) continued

	Value,					Value,
Affiliates	beginning of		Sales		Dividend	end of
(Amounts in thousands)	period	Purchases	Proceeds		Income	period
SRA International, Inc. Class A .	$ 104,851	$ 14,372	$	$		$ 132,206
Station Casinos, Inc	151,693	47,600			2,262	234,556
Ultralife Batteries, Inc	20,778					13,802
USI Holdings Corp	36,199	—	35,382		—	—
Total	$ 5,147,450	$1,016,188	$1,250,331		$58,083	$ 4,123,421

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $40,065,138,000. Net unrealized appreciation aggregated $16,280,556,000, of which $16,606,108,000 related to appreciated investment securities and $325,552,000 related to depreciated investment securities.

Quarterly Report

44

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

45 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005